                          UNITED STATES
               SECURITIES AND EXCHANGE COMMISSION
                     Washington, D.C. 20549

                            FORM 13 F

                       FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2001

Check here if Amendment [ ]; Amendment Number:

This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:    Broadmark Asset Management, LLC
Address: 34 East 58th Street
         Suite 3C
         New York, NY 10022

13F File Number:   28-06435

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing this report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Jerome Crown
Title:   Chief Financial Officer
Phone:   212-980-8765
Signature, Place and Date of Signing

    /s/Jerome Crown       New York, NY          November 9, 2001
    -----------------     ------------------    -----------------
    [Signature]           [City, State]         [Date]

Report Type (Check only one):

[X]      13F HOLDINGS REPORT.

[  ]     13F NOTICE.

[  ]     13F COMBINATION REPORT.

                      FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:              None

Form 13F Information Table Entry Total:         48

Form 13F Information Table Value Total:         $59,599
                                                (in thousands)


List of Other Included Managers:                None

                                                       SEPTEMBER 30, 2001
                                                            FORM 13-F

   COLUMN 1        COLUMN 2      COLUMN 3      COLUMN 4       COLUMN 5             COLUMN 6       COLUMN 7      COLUMN 8
   ---------       --------      --------      --------       --------             ---------      --------      --------
                                                                             INVESTMENT DISCRETION          VOTING AUTHORITY
                                               MARKET                                           (c)
                      TITLE      CUSIP         VALUE     SHRS OR  SH/  PUT/   (a)  (b)   SHARED   OTHER     (a)   (b)    (c)
NAME OF ISSUER       OF CLASS    NUMBER        (x000s)   PRN AMT  PRN  CALL  SOLE SHARED OTHER   MANAGERS  SOLE  SHARED  NONE
--------------       --------    ------        ------    -------  ---  ----  ---- ------ ------  --------  ----  ------  ----

AOL-TIME WARNER        COM      00184A105        1589      48000   SH        SOLE                NONE      48000
ABBOTT LABORATORIES    COM      002824100         773      14900   SH        SOLE                NONE      14900
AMERICAN HOME PRODUCTS COM      026609107         746      12800   SH        SOLE                NONE      12800
AMERICAN INTERNATIONAL
 GROUP                 COM      026874107        2106      27000   SH        SOLE                NONE      27000
ANHEUSER-BUSCH COS,
INC                    COM      035229103         448      10700   SH        SOLE                NONE      10700
A T & T WIRELESS
 SERVICES              COM      00209A106         215      14400   SH        SOLE                NONE      14400
BAXTER INTERNATIONAL
 INC                   COM      071813109         363       6600   SH        SOLE                NONE      6600
BRISTOL MYERS SQUIBB   COM      110122108        1328      23900   SH        SOLE                NONE      23900
CARDINAL HEALTH INC    COM      14149Y108         370       5000   SH        SOLE                NONE      5000
CISCO SYSTEMS INC      COM      17275R102         850      69800   SH        SOLE                NONE      69800
COCA COLA CO           COM      191216100        1377      29400   SH        SOLE                NONE      29400
COLGATE PALMOLIVE CO   COM      194162103         355       6100   SH        SOLE                NONE      6100
CONAGRA FOODS          COM      205887102         227      10100   SH        SOLE                NONE      10100
COSTCO WHOLESALE CORP
 NEW                   COM      22160K105         203       5700   SH        SOLE                NONE      5700
DELL COMPUTER CORP     COM      247025109         445      24000   SH        SOLE                NONE      24000
EMC CORP               COM      268648102         235      20000   SH        SOLE                NONE      20000
ELI LILLY & CO         COM      532457108         444       5500   SH        SOLE                NONE      5500
ENZON INC              COM      293904108         240       4700   SH        SOLE                NONE      4700
GAP INC DEL            COM      364760108         120      10000   SH        SOLE                NONE      10000
GENERAL ELECTRIC CO    COM      369604103        4174     112200   SH        SOLE                NONE      112200
GENZYME GENERAL        COM      372917104         354       7800   SH        SOLE                NONE      7800
GILEAD SCIENCES INC    COM      375558103         393       7000   SH        SOLE                NONE      7000
GILLETTE CO            COM      375766102         390      13100   SH        SOLE                NONE      13100
HOME DEPOT INC         COM      437076102         955      24900   SH        SOLE                NONE      24900
ISHARES TR             RUSSELL
                       1000GRW  464287614        6097     137000   SH        SOLE                NONE      137000
ISHARES TR             DJUSHEALTH-
                       CARE     464287762        1513      25000   SH        SOLE                NONE      25000
JOHNSON & JOHNSON      COM      478160104        1972      35600   SH        SOLE                NONE      35600
KIMBERLY CLARK CORP    COM      494368103         397       6400   SH        SOLE                NONE      6400
LOCKHEED MARTIN CORP   COM      539830109         438      10000   SH        SOLE                NONE      10000
MEDTRONIC INC          COM      585055106         496      11400   SH        SOLE                NONE      11400


                                3




MERCK & CO., INC       COM      589331107         966      14500   SH        SOLE                NONE      14500
MINNESOTA MINING & MFG COM      604059105         423       4300   SH        SOLE                NONE      4300
NASDAQ 100 TRUST       UNIT
                       SER 1    631100104        1884      65000   SH        SOLE                NONE      65000
NORTHROP GRUMMAN CORP  COM      666807102         455       4500   SH        SOLE                NONE      4500
ORACLE CORP            COM      68389X105         809      64300   SH        SOLE                NONE      64300
PEPSICO INC            COM      713448108         669      13800   SH        SOLE                NONE      13800
PFIZER INC             COM      717081103        2927      73000   SH        SOLE                NONE      73000
PHARMACIA CORP         COM      71713U102         324       8000   SH        SOLE                NONE      8000
PROCTER & GAMBLE CO    COM      742718109        1150      15800   SH        SOLE                NONE      15800
QUALCOMM INC           COM      747525103         409       8600   SH        SOLE                NONE      8600
QWEST COMMUNICATIONS
 INTL INC              COM      749121109         284      17000   SH        SOLE                NONE      17000
SAFEWAY INC            COM NEW  786514208         214       5400   SH        SOLE                NONE      5400
SCHERING PLOUGH CORP   COM      806605101         586      15800   SH        SOLE                NONE      15800
STD & POORS DEP
 RECEIPTS              UNIT SER 178462F103      15468     148100   SH        SOLE                NONE      148100
SUN MICROSYSTEMS INC   COM      866810104         232      28100   SH        SOLE                NONE      28100
TEXAS INSTRUMENTS INC  COM      882508104         431      17250   SH        SOLE                NONE      17250
VERIZON COMMUNICATIONS COM      92343V104         216       4000   SH        SOLE                NONE      4000
WAL MART STORES INC    COM      931142103        2539      51300   SH        SOLE                NONE      51300

        Total                                   59599
                                         (in thousands)




























                                4
02915001.AA3